New and amended standards and interpretations	12 Months Ended
Dec. 31, 2018
New and amended standards and interpretations
New and amended standards and interpretations

3.    New and amended standards and interpretations:

Amendments that resulted from improvements to IFRS to the following standards did not have any impact on the accounting policies, financial position or performance of the Bank:

IAS 28 Investments in Associates and Joint Ventures: Amendments to clarify guidance and wording, or to correct for relatively minor unintended consequences, conflicts or oversights.

IAS 40 Investment Property: Amendment to clarify transfers of property to, or from, investment property.

IFRIC 22 Foreign Currency Transactions and Advance Consideration: Amendment to clarify the accounting for transactions that include the receipt or payment of advance consideration in a foreign currency.